Offerings	Apr. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,796.18
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-292925) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,010.23
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-292925) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,243,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 309,854.97
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-292925) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.125% Senior Notes due 2056
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,744,435,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 240,906.47
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-292925) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2066
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,465,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,561.82
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-292925) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.